Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Commercialization revenue	$ 3,388	$ 3,422
Total Revenue	3,388	3,422
Clinical trial and research & development	(2,045)	(4,067)
Manufacturing production & development	(5,484)	(11,717)
Employee benefits
Salaries and employee benefits	(10,096)	(9,842)
Defined contribution superannuation expenses	(199)	(186)
Equity settled share-based payment transactions	(2,195)	(1,757)
Total Employee benefits	(12,490)	(11,785)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(281)	(565)
Right of use asset depreciation	(1,420)	(875)
Intellectual property amortization	(742)	(750)
Total Depreciation and amortization of non-current assets	(2,443)	(2,190)
Other Management & administration expenses
Overheads & administration	(4,594)	(5,187)
Consultancy	(1,285)	(1,967)
Legal and other professional fees	(1,124)	(1,053)
Intellectual property expenses (excluding the amount amortized above)	(1,410)	(1,505)
Total Other Management & administration expenses	(8,413)	(9,712)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	(337)	5,989
Total Fair value remeasurement of contingent consideration	(337)	5,989
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	4,434	(712)
Total Fair value remeasurement of warrant liability	4,434	(712)
Other operating income and expenses
Interest revenue	903	214
Foreign exchange gains/(losses)	165	(253)
Total Other operating income and expenses	1,068	(39)
Finance (costs)/gains
Remeasurement of borrowing arrangements	(120)	(1,230)
Interest expense	(10,199)	(9,455)
Total Finance costs	(10,319)	(10,685)
Loss before income tax	$ (32,641)	$ (41,496)